Equity and Divestitures - Schedule of Illustrates the Shareholders’ Equity (Details) - SPAC Merger [Member] - shares		6 Months Ended
		Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Balance at beginning		31,617,370	20,132,291	17,818,669
Acquisition of Nvni Group Limited	[1]		11,485,080
Shares issued		889,411		2,313,622
Balance at ending		32,506,781	31,617,370	20,132,291

[1]	In connection with the SPAC merger, each of the Nuvini shareholders contributed their ordinary shares into the Company in exchange for Nvni Group Limited ordinary shares. The shares were converted into a number of Nvni Group Limited ordinary shares in accordance with the Exchange Ratio of 0.145485724.